Fathom OpCo Class A Contingently Redeemable Preferred Units - Schedule of Class A Contingently Redeemable Preferred Units Issued and Outstanding (Details) - Class A Preferred Units [Member]
$ / shares in Units, $ in Thousands
Dec. 31, 2020 USD ($) $ / shares shares
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized | shares	1,167,418
Temporary Equity, Shares Issued | shares	1,167,418
Temporary Equity, Shares Outstanding | shares	1,167,418
Temporary Equity, Original Issuance Price | $ / shares	$ 46.35
Temporary Equity, Carrying value | $	$ 54,105
Temporary Equity, Accumulated Unpaid Dividends | $	9,253
Temporary Equity, Amount contingently redeemable | $	$ 63,358